Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-37478
Entity Registrant Name	Natera, Inc.
Entity Central Index Key	0001604821
Entity Tax Identification Number	01-0894487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13011 McCallen Pass
Entity Address, Address Line Two	Building A Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78753
City Area Code	650
Local Phone Number	980 9190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NTRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false